Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Expense [Abstract]
Interest expense on bank debt (Note 7)	$ 8,499	$ 3,191	$ 1,596
Interest expense and other fees on related party debt (Note 4)	0	277	0
Amortization of deferred financing costs on bank and related party debt	244	402	143
Other financial expenses	759	0	0
Commitment fees and other	96	96	62
Total	$ 9,598	$ 3,966	$ 1,801